1. NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is currently engaged in the acquisition, exploration and if warranted feasible development of heavy oil projects in the Peace River oil sands region in Northern Alberta, Canada. The Company was incorporated under the laws of the State of Nevada on November 18, 1998 and commenced operations in January 1999. The Company completed its initial public offering in February 2000.

The Company is presently incorporated under the Canada Business Corporations Act.

As of December 31, 2017, the Company has a 100% interest in 56 oil sands leases located in the Peace River oil sands area, totaling 58,368 hectares. The Company owns 3 non-producing wells on these leases.